SALE OF MHPS BUSINESS (Details) - USD ($) shares in Millions, $ in Millions			12 Months Ended
	Feb. 15, 2017	Jan. 04, 2017	Dec. 31, 2016	Dec. 31, 2015
Business acquisition
Disposal Group, Including Discontinued Operations, Transaction Costs			$ 14.2
Merger
Business acquisition
Business Combination, Acquisition Related Costs			$ 14.0	$ 13.8
Subsequent Event | Materials Handling and Port Solutions Sale
Business acquisition
Disposal Group, Including Discontinued Operation, Consideration, Equity Interest Received Or Receivable, Shares		19.6
Proceeds from Divestiture of Businesses		$ 832.0
Subsequent Event | Konescranes Class B Common Stock [Member]
Business acquisition
Sale of Investment During Period, Number of Shares Sold	7.5
Proceeds from Sale of Available-for-sale Securities, Equity	$ 268.0
Company's ownership percentage	15.50%